INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 6. INTANGIBLE ASSETS AND GOODWILL

The following table presents the changes in the carrying amounts of the Company’s acquired intangible assets for the years ended December 31, 2010 and 2009. All intangible assets are being amortized over their estimated useful lives with no estimated residual values.

($ in thousands)	Total
Balance of intangible assets as of January 1, 2009	$110

Intangible assets acquired	—
Amortization of intangible assets recorded during year ended December 31, 2009	(16)
Impairment losses recorded during the year ended December 31, 2009	—

Balance of intangible assets as of December 31, 2009	$94

Intangible assets acquired	—
Amortization of intangible assets recorded during year ended December 30, 2010	(16)
Impairment losses recorded during the year ended December 31, 2010	—
Balance of intangible assets as of December 31, 2010	$78

The Company annually, or more frequently if events or circumstances indicate a need, tests the carrying amount of goodwill for impairment. The Company performs its annual impairment test in the fourth quarter of each year. A two-step impairment test is used to first identify potential goodwill impairment and then measure the amount of goodwill impairment loss, if any. These tests were conducted by determining and comparing the fair value, employing the market approach, of the Company’s reporting units to the carrying value of the reporting unit. In 2006, the Company determined that its only reporting unit is Identity Management. Based on the results of these impairment tests, the Company determined that its goodwill assets were not impaired as of December 31, 2010 and 2009.

Amortization expense for the years ended December 31, 2010 and 2009 was approximately $16,000.

The estimated acquired intangible amortization expense for the next five fiscal years is as follows:

Fiscal Year Ended December 31,	Estimated Amortization Expense ($ in thousands)
2012	$16
2013	16
2014	16
2015	16
2016	14
Thereafter	—
Totals	$78